Leases (Future minimum lease payments under non-cancellable operating leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter
2023	$ 6
2024	6
2025	5
2026	3
2027	3
Thereafter	116
Minimum lease payments, Total	139
Less imputed interest	(77)
Total	$ 62	$ 61